Note 4 – Loans	6 Months Ended
Jun. 30, 2011
Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Note 4 – Loans

The period end loan composition as of June 30, 2011 and December 31, 2010 is as follows:

	June 30, 2011	December 31, 2010
	Amount	Amount
	($ in thousands)
Commercial business	$ 43,987	$ 39,093
Commercial real estate	132,780	132,079
Real estate construction	28,824	30,206
Agricultural	46,990	39,671
Real estate residential	85,965	91,974
Installment	5,296	6,147
Total loans	$ 343,842	$ 339,170

A summary of the changes in the allowance for loan and lease losses by portfolio segment for the periods indicated is as follows:

	Beginning Balance at 1/1/2011	Charge-offs	Recoveries	Provision	Ending Balance at 6/30/2011	Ending balance: individually evaluated for impairment	Ending balance: collectively evaluated for impairment
June 30, 2011	($ in thousands)
Commercial business	$ 536	($38)	$ 15	$ 269	$ 782	$ 205	$ 577
Commercial real estate	4,320	(1,377)	79	779	3,801	1,311	2,490
Real estate construction	1,278	(1,121)	9	1,018	1,184	348	836
Agricultural	1,146	(261)	73	276	1,234	64	1,170
Residential Mortgage	2,060	(611)	35	612	2,096	461	1,635
Installment	131	(32)	32	(4)	127	0	127
Total	$ 9,471	($3,440)	$ 243	$ 2,950	$ 9,224	$ 2,389	$ 6,835

	Beginning Balance at 1/1/2010	Charge-offs	Recoveries	Provision	Ending Balance at 12/31/2010	Ending balance: individually evaluated for impairment	Ending balance: collectively evaluated for impairment
December 31, 2010	($ in thousands)
Commercial business	$ 497	($435)	$ 167	$ 307	$ 536	$ 0	$ 536
Commercial real estate	3,954	(1,490)	275	1,581	4,320	1,236	3,084
Real estate construction	685	(537)	149	981	1,278	484	794
Agricultural	981	(206)	86	285	1,146	8	1,138
Residential Mortgage	1,753	(1,207)	83	1,431	2,060	213	1,847
Installment	87	(159)	33	170	131	0	131
Total	$ 7,957	($4,034)	$ 793	$ 4,755	$ 9,471	$ 1,941	$ 7,530

The allocation methodology used by the Company includes allocation for specifically identified impaired loans and loss factor allocations, with a component primarily based on historical loss rates and a component primarily based on other qualitative factors.  Management allocates the allowance for loan and lease losses by pools of risk within each loan portfolio.  While the methodology used at June 30, 2011 and December 31, 2010 was generally comparable, several refinements were incorporated into the historical loss factor allocation process during the first quarter 2011.  The refinements, which impacted individual portfolio allocation amounts, did not materially impact the overall level of the allowance for loan and lease losses.

At June 30, 2011, the allowance for loan loss allocations for the commercial business, agricultural, and residential mortgage portfolios increased, with all other loan portfolio allocations declining from December 31, 2010.  The increase in commercial business was primarily due to a decline in credit quality and higher loss rates.  The increase in agricultural allocation was due to a slight decline in credit quality and increased loan volume.  Residential mortgage increased primarily due to a decline in credit quality metrics.  The allocation of the allowance for loan losses by loan portfolio is made for analytical purposes and is not necessarily indicative of the trend of future loan losses in any particular category.  The total allowance for loan losses is available to absorb losses from any segment of the loan portfolio.

Loans by credit quality indicator based on internally assigned credit grade follows:

($ in thousands)
June 30, 2011	Highest Quality	High Quality	Quality	Moderate risk	Acceptable	Special Mention	Substandard	Doubtful	Loss	Total
Commercial business	$ 886	$ 2,649	$ 6,081	$ 8,808	$ 18,127	$ 4,456	$ 2,293	$ 687	$ 0	$ 43,987
Commercial real estate	0	1,881	13,918	38,675	36,041	13,407	18,593	10,265	0	132,780
Real estate construction	170	1,241	5,601	7,599	8,034	567	2,971	2,641	0	28,824
Agricultural	124	493	2,666	7,376	24,544	7,517	3,273	997	0	46,990
Residential Mortgage	486	6,825	19,930	22,591	19,576	6,306	6,185	4,066	0	85,965
Installment	8	453	1,488	2,403	772	163	4	5	0	5,296
Total	$ 1,674	$ 13,542	$ 49,684	$ 87,452	$ 107,094	$ 32,416	$ 33,319	$ 18,661	$ 0	$ 343,842

($ in thousands)
December 31, 2010	Highest Quality	High Quality	Quality	Moderate risk	Acceptable	Special Mention	Substandard	Doubtful	Loss	Total
Commercial business	$ 1,118	$ 2,760	$ 6,217	$ 10,437	$ 13,166	$ 3,928	$ 559	$ 908	$ 0	$ 39,093
Commercial real estate	0	1,306	16,790	32,019	39,448	19,146	14,735	8,635	0	132,079
Real estate construction	172	1,673	6,685	7,062	7,171	1,883	2,723	2,837	0	30,206
Agricultural	0	868	3,341	7,607	18,748	4,338	4,176	593	0	39,671
Residential Mortgage	652	7,208	24,395	24,574	18,295	7,990	5,022	3,838	0	91,974
Installment	15	555	1,850	2,707	841	165	11	3	0	6,147
Total	$ 1,957	$ 14,370	$ 59,278	$ 84,406	$ 97,669	$ 37,450	$ 27,226	$ 16,814	$ 0	$ 339,170

The following table represents loans by past due status for the periods indicated is as follows:

	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days and Over	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
June 30, 2011	($ in thousands)
Commercial business	$ 182	$ 214	$ 10	$ 406	$ 43,581	$ 43,987	$ 0
Commercial real estate	2,129	3,393	4,815	$ 10,337	122,443	132,780	0
Real estate construction	160	1,115	1,083	$ 2,358	26,466	28,824	0
Agricultural	79	40	382	$ 501	46,489	46,990	8
Residential Mortgage	663	491	2,606	$ 3,760	82,205	85,965	0
Installment	24	18	59	$ 101	5,195	5,296	59
Total	$ 3,237	$ 5,271	$ 8,955	$ 17,463	$ 326,379	$ 343,842	$ 67

	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days and Over	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
December 31, 2010	($ in thousands)
Commercial business	$ 389	$ 28	$ 0	$ 417	$ 38,676	$ 39,093	$ 0
Commercial real estate	422	2,580	3,677	6,679	125,400	132,079	0
Real estate construction	0	1,143	2,644	3,787	26,419	30,206	0
Agricultural	177	357	250	784	38,887	39,671	0
Residential Mortgage	1,710	472	2,255	4,437	87,537	91,974	0
Installment	35	16	10	61	6,086	6,147	10
Total	$ 2,733	$ 4,596	$ 8,836	$ 16,165	$ 323,005	$ 339,170	$ 10

The following table presents impaired loans for the periods indicated as follows:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	($ in thousands)
June 30, 2011
With no related allowance:
Commercial business	$ 0	$ 0	$ 0	$ 0	$ 0
Commercial real estate	0	0	0	368	0
Real estate construction	0	0	0	161	0
Agricultural	0	0	0	0	0
Residential mortgage	0	0	0	219	0
With a related allowance:
Commercial business	$ 427	$ 632	$ 205	$ 244	$ 0
Commercial real estate	6,287	7,599	1,312	7,064	56
Real estate construction	1,294	1,642	348	2,189	21
Agricultural	188	252	64	195	0
Residential mortgage	2,420	2,880	460	1,794	28
Total:
Commercial business	$ 427	$ 632	$ 205	$ 244	$ 0
Commercial real estate	6,287	7,599	1,312	7,432	56
Real estate construction	1,294	1,642	348	2,350	21
Agricultural	188	252	64	195	0
Residential mortgage	2,420	2,880	460	2,013	28
Total	$ 10,616	$ 13,005	$ 2,389	$ 12,234	$ 105
December 31, 2010
With no related allowance:
Commercial real estate	$ 243	$ 243	$ 0	$ 413	$ 0
Real estate construction	182	182	0	36	3
Agricultural	0	0	0	109	0
Residential mortgage	335	335	0	268	3
With a related allowance:
Commercial real estate	$ 4,715	$ 5,951	$ 1,236	$ 6,805	$ 120
Real estate construction	1,684	2,168	484	984	18
Agricultural	63	71	8	310	0
Residential mortgage	586	799	213	1,319	21
Total:
Commercial real estate	$ 4,958	$ 6,194	$ 1,236	$ 7,218	$ 120
Real estate construction	1,866	2,350	484	1,020	21
Agricultural	63	71	8	419	0
Residential mortgage	921	1,134	213	1,587	24
Total	$ 7,808	$ 9,749	$ 1,941	$ 10,244	$ 165